Acquisitions, Agreements (Details)	0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended					9 Months Ended	0 Months Ended		9 Months Ended	0 Months Ended
	Apr. 02, 2012 Martinez Terminal Use and Throughput Agreement option	Sep. 30, 2012 Martinez Terminal Use and Throughput Agreement	Sep. 14, 2012 Long Beach Berth Access, Use and Throughput Agreement option	Sep. 30, 2012 Long Beach Berth Access, Use and Throughput Agreement	Sep. 14, 2012 Long Beach Berth Access, Use and Throughput Agreement Two-vessel berth dock	Sep. 14, 2012 Long Beach Berth Access, Use and Throughput Agreement Storage tanks	Sep. 14, 2012 Long Beach Berth Access, Use and Throughput Agreement Commencement Date through December 31, 2014	Sep. 14, 2012 Long Beach Berth Access, Use and Throughput Agreement January 1, 2015 through termination	Sep. 14, 2012 Transportation Services Agreement (LA short-haul pipelines) pipelines option	Sep. 30, 2012 Transportation Services Agreement (LA short-haul pipelines)	Nov. 15, 2012 Anacortes Rail Facility land lease	Nov. 15, 2012 Anacortes Track Use and Throughput Agreement option	Sep. 30, 2012 Anacortes Track Use and Throughput Agreement	Sep. 14, 2012 Long Beach Assets Acquisition Two-vessel berth dock dock	Sep. 14, 2012 Long Beach Assets Acquisition Storage tanks bbl tanks
Related Party Transaction
Term of agreement (years)	10 years		10 years						10 years		99 years	10 years
Minimum throughput amount (bpd)	65,000				50,000		30,000	50,000	15,000			40,000
Throughput and tankage fee (dollars per barrel)	0.55				0.40	0.70	0.1	0.10	0.15			1.53
Excess volume throughput fee (dollars per barrel)	0.10											0.75
Excess throughput amount (bpd)	70,000
Unlimited use fee (dollars per month)	30,000
Marine vapor recovery fee (dollars per barrel)			0.15
Number of assets (assets)									2					1	6
Capacity (barrels)															235,000
Number of contract renewals (options)	2		2						2			2
Term of renewal (years)	5 years		5 years						5 years			5 years
Term of modification option (years)			20 years						20 years
Length of time to apply shortfall payments (months)	3 months	3 months	3 months	3 months					3 months	3 months			3 months